Other Current Assets	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT ASSETS	NOTE 3 – OTHER CURRENT ASSTES
	June 30,	December 31,
	2021	2020	2019
	(unaudited)
Prepaid expenses	-	117,835	40,000
Government Institutions	3,084	1,057	-
Related Parties	-	-	24,123
	3,084	118,892	64,123